Subordinated indebtedness	3 Months Ended
Jan. 31, 2025
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Subordinated indebtedness
Note 8. Subordinated indebtedness
On January 22, 2025, we announced the redemption of all US$
10
 million of our Floating Rate Subordinated Capital Debentures due 2085 on February 28, 2025. In accordance with their terms, the Debentures will be redeemed at
100
% of their principal amount, plus accrued and unpaid interest thereon.
On January 31, 2025, we redeemed all US$38 million of our Floating Rate Subordinated Capital Debentures due 2084. In accordance with their terms, the Debentures were redeemed at
100
% of their principal amount, plus accrued and unpaid interest thereon.